Offerings - Offering: 1	Sep. 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 625,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 86,312.50
Offering Note	Estimated solely for the purpose of calculating the filing fee. As of September 18, 2026, in accordance with Rule 0-11(b)(1) under the Securities Exchange Act of 1934, the underlying value of the transaction is estimated to be $625,000,000, being the value of the securities proposed to be acquired by the acquiring person solely for cash pursuant to this transaction. In accordance with Section 13(e) of the Securities Exchange Act of 1934, the filing fee was determined by multiplying such value by 0.0001381.